CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Common share capital	Contributed surplus	Accumulated deficit	Accumulated other comprehensive income (loss)	Total accumulated deficit and accumulated other comprehensive income (loss)	Total common shareholders' equity	Non-controlling interests	Total
Balance at beginning of the period at Dec. 31, 2018	$ 14,913.4	$ 239.8	$ (10,548.0)	$ (98.5)			$ 20.6
Transfer from contributed surplus on exercise of restricted shares	5.3
Options exercised, including cash	7.5
Share-based compensation		14.3
Transfer of fair value of exercised options and restricted shares		(12.0)
Net earnings attributable to common shareholders			718.6					$ 718.6
Other comprehensive (loss) income, net of tax				78.1				78.1
Net earnings (loss) attributable to non-controlling interest							(1.5)	(1.5)
Dividends paid to non-controlling interest							(5.0)
Balance at end of the period at Dec. 31, 2019	14,926.2	242.1	(9,829.4)	(20.4)	$ (9,849.8)	$ 5,318.5	14.1	5,332.6
Transfer to (from) contributed surplus on reduction of stated capital	(10,473.4)	10,473.4
Transfer from contributed surplus on exercise of restricted shares	7.8
Options exercised, including cash	13.1
Share-based compensation		13.7
Transfer of fair value of exercised options and restricted shares		(20.2)
Net earnings attributable to common shareholders			1,342.4					1,342.4
Other comprehensive (loss) income, net of tax				(3.3)				(3.3)
Net earnings (loss) attributable to non-controlling interest							16.3	16.3
Non-controlling interest resulting from Peak acquisition							41.0
Funding from non-controlling interest							1.1
Dividends paid			(75.5)					(75.5)
Dividends paid to non-controlling interest							(6.0)
Balance at end of the period at Dec. 31, 2020	$ 4,473.7	$ 10,709.0	$ (8,562.5)	$ (23.7)	$ (8,586.2)	$ 6,596.5	$ 66.5	$ 6,663.0